Financial instruments	12 Months Ended
Dec. 31, 2022
Financial instruments
Financial instruments

23.Financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at December 31, 2022 and December 31, 2021:

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2022	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,118,503	155,284	—	—	1,273,787	155,284	—	—
Trade accounts and other receivables from unrelated parties	3,489,680	—	—	84,590	3,574,270	—	—	—
Accounts receivable from related parties	140,072	—	—	—	140,072	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	9,151	9,151	—	9,151	—
Derivatives - not designated as hedging instruments	—	10,627	—	—	10,627	—	10,627	—
Equity investments	—	80,201	69,792	—	149,993	36,227	70,973	42,793
Debt securities	—	106,215	338,589	—	444,804	444,804	—	—
Other financial assets(1)	121,095	—	—	128,015	249,110	—	—	—
Other current and non-current assets	121,095	197,043	408,381	137,166	863,685	—	—	—
Financial assets	4,869,350	352,327	408,381	221,756	5,851,814	—	—	—

Accounts payable to unrelated parties	813,255	—	—	—	813,255	—	—	—
Accounts payable to related parties	118,083	—	—	—	118,083	—	—	—
Short-term debt	669,013	—	—	—	669,013	—	—	—
Long-term debt	7,864,796	—	—	—	7,864,796	6,366,775	474,930	—
Lease liabilities	—	—	—	4,678,763	4,678,763	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	568	568	—	568	—
Derivatives - not designated as hedging instruments	—	7,422	—	—	7,422	—	7,422	—
Variable payments outstanding for acquisitions	—	37,846	—	—	37,846	—	—	37,846
Put option liabilities	—	—	—	1,468,517	1,468,517	—	—	1,468,517
Other financial liabilities(2)	1,107,827	—	—	—	1,107,827	—	—	—
Other current and non-current liabilities	1,107,827	45,268	—	1,469,085	2,622,180	—	—	—
Financial liabilities	10,572,974	45,268	—	6,147,848	16,766,090	—	—	—

Carrying amount and fair value of financial instruments
in € THOUS
December 31, 2021	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	989,257	492,398	—	—	1,481,655	492,398	—	—
Trade accounts and other receivables from unrelated parties	3,328,720	—	—	80,341	3,409,061	—	—	—
Accounts receivable from related parties	162,361	—	—	—	162,361	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	579	579	—	579	—
Derivatives - not designated as hedging instruments	—	2,846	—	—	2,846	—	2,846	—
Equity investments	—	174,884	69,595	—	244,479	121,643	72,157	50,679
Debt securities	—	95,417	327,078	—	422,495	418,196	4,299	—
Other financial assets(1)	137,358	—	—	130,859	268,217	—	—	—
Other current and non-current assets	137,358	273,147	396,673	131,438	938,616	—	—	—
Financial assets	4,617,696	765,545	396,673	211,779	5,991,693	—	—	—

Accounts payable to unrelated parties	736,069	—	—	—	736,069	—	—	—
Accounts payable to related parties	121,457	—	—	—	121,457	—	—	—
Short-term debt	1,255,853	—	—	—	1,255,853	—	—	—
Long-term debt	7,314,915	—	—	—	7,314,915	7,246,019	243,656	—
Lease liabilities	—	—	—	4,749,381	4,749,381	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,490	4,490	—	4,490	—
Derivatives - not designated as hedging instruments	—	21,428	—	—	21,428	—	21,428	—
Variable payments outstanding for acquisitions	—	47,690	—	—	47,690	—	—	47,690
Put option liabilities	—	—	—	992,423	992,423	—	—	992,423
Other financial liabilities(2)	965,663	—	—	—	965,663	—	—	—
Other current and non-current liabilities	965,663	69,118	—	996,913	2,031,694	—	—	—
Financial liabilities	10,393,957	69,118	—	5,746,294	16,209,369	—	—	—
(1)	As of December 31, 2022 and 2021, other financial assets primarily include lease receivables, deposits, guarantees, securities, vendor and supplier rebates as well as notes receivable.
(2)	As of December 31, 2022 and 2021, other financial liabilities primarily include receivable credit balances and goods and services received.

Derivative and non-derivative financial instruments are categorized in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 inputs are quoted prices for similar instruments in active markets. Level 2 is defined as using valuation models (i.e. mark-to-model) with input factors that are inputs other than quoted prices in active markets that are directly or indirectly observable. Level 3 is defined as using valuation models (i.e. mark-to-model) with input factors that are unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments. This includes cash and cash equivalents measured at amortized costs, trade accounts and other receivables from unrelated parties, accounts receivable from related parties, other financial assets as well as accounts payable to unrelated parties, accounts payable to related parties, short-term debt and other financial liabilities. Transfers between levels of the fair value hierarchy have not occured as of December 31, 2022. At September 30, 2021, the Company transferred its investment in Humacyte, Inc. (Humacyte) with a carrying amount of €158,551 from Level 3 to Level 1, after Humacyte completed its merger with Alpha Healthcare Acquisition Corporation, a special purpose acquisition company. The shares in Alpha Healthcare Acquisition Corporation (now called Humacyte) received by the Company as a result of this merger and in a contemporaneous private placement are quoted in an active market, and Humacyte has registered the Company’s shares for resale under the Securities Act of 1933. No additional transfers between levels of the fair value hierarchy occurred as of December 31, 2021. The Company accounts for transfers at the end of the reporting period.

Non-derivative financial instruments

The significant methods and assumptions used for the classification and measurement of non-derivative financial instruments are as follows:

The Company assessed its business models and the cash flow characteristics of its financial assets. The vast majority of the non-derivative financial assets are held in order to collect the contractual cash flows. The contractual terms of the financial assets allow the conclusion that the cash flows represent payment of principal and interest only. Trade accounts and other receivables from unrelated parties (including receivables related to the Accounts Receivable Facility, see note 14), Accounts receivable from related parties and Other financial assets are consequently measured at amortized cost.

Cash and cash equivalents are comprised of cash funds and other short-term investments. Cash funds are measured at amortized cost. Short-term investments are highly liquid and readily convertible to known amounts of cash. Short-term investments are measured at FVPL. The risk of changes in fair value is insignificant.

Equity investments are not held for trading. At initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic investments in OCI. All equity investments for which changes in fair value are recorded in OCI relate to purchases of publicly traded shares or percentage ownership of companies in the health sciences or adjacent fields and are made up of individually non-significant investments. At December 31, 2022, the Company held 12 non-listed equity investments (December 31, 2021: 12). During 2022, gains of €66,534 (December 31, 2021: €33,948) were transferred from OCI to retained earnings, primarily due to the disposal of an investment measured at fair value through OCI and the subsequent transfer of the related net gain to retained earnings by Vifor Fresenius Medical Renal Pharma Ltd. (the Company’s equity method investee) as well as a disposal of an investment. There were no dividends recognized during 2022 and 2021 from these equity investments. If equity instruments are quoted in an active market, the fair value is based on price quotations at the period-end-date. As necessary, the Company engages external valuation firms to assist in determining the fair value of Level 3 equity investments. The external valuation uses a discounted cash flow model, which includes significant unobservable inputs such as investment specific forecasted financial statements and weighted average cost of capital, that reflects current market assessments as well as a terminal growth rate. The Company’s listed and non-listed equity investments measured at FVOCI had the following fair values at December 31, 2022 and 2021:

Equity investments measured at FVOCI
in € THOUS
	2022	2021

Non-listed equity investments	69,792	69,595
Equity investments FVOCI	69,792	69,595

The majority of the debt securities are held within a business model whose objective is achieving both contractual cash flows and selling the securities. The standard coupon bonds give rise on specified dates to cash flows that are solely payments of principal and interest on the outstanding principal amount. Subsequently these financial assets have been classified as FVOCI. The smaller part of debt securities does not give rise to cash flows that are solely payments of principal and interest. Consequently, these securities are measured at FVPL. In general, most of the debt securities are quoted in an active market.

Long-term debt is initially recognized at its fair value and subsequently measured at amortized cost. The fair values of major long-term debt are calculated on the basis of market information. Liabilities for which market quotes are available are measured using these quotes. The fair values of the other long-term debt are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Variable payments outstanding for acquisitions are recognized at their fair value. The estimation of the individual fair values is based on the key inputs of the arrangement that determine the future contingent payment as well as the Company’s expectation of these factors. The Company assesses the likelihood and timing of achieving the relevant objectives. The underlying assumptions are reviewed regularly.

Put option liabilities are recognized at the present value of the exercise price of the option. The exercise price of the option is generally based on fair value and, in certain limited instances, might contain a fixed floor price. The methodology the Company uses to estimate the fair values assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. From time to time the Company engages an external valuation firm to assist in the valuation of certain put options. The external valuation assists the Company in estimating the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue. Under those limited circumstances in which the put option might contain a fixed floor price, the external valuation firm may assist the Company with the valuation by performing a Monte Carlo Simulation analysis to simulate the exercise price. The put option liabilities are discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated fair values of these put options can also fluctuate, and the discounted cash flows as well as the implicit multiple of earnings and/or revenue at which these obligations may ultimately be settled could vary significantly from the Company’s current estimates depending upon market conditions. For the purpose of analyzing the impact of changes in unobservable inputs on the fair value measurement of put option liabilities, the Company assumes an increase on earnings (or enterprise value for the put options granted in the InterWell Health business combination) of 10% compared to the actual estimation as of the balance sheet date. The corresponding increase in fair value of €103,061 is then compared to the total liabilities and the shareholder’s equity of the Company. This analysis shows that an increase of 10% in the relevant earnings (or enterprise value for the put options granted in the InterWell Health business combination) would have an effect of less than 1% on the total liabilities and less than 1% on the shareholder’s equity of the Company.

At December 31, 2022, 2021 and 2020 the Company’s potential obligations under these put option liabilities, which are recorded in other current liabilities and other non-current liabilities, were €1,468,517, €992,423 and €882,422, respectively. At December 31, 2022, 2021 and 2020, put option liabilities with an aggregate purchase obligation of €533,969, €561,872 and €395,759, respectively, were exercisable. In the last three fiscal years ending December 31, 2022, 231 such put options have been exercised for a total consideration of €85,087.

Following is a roll forward of Level 3 financial instruments at December 31, 2022, 2021 and 2020:

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS
	2022			2021			2020
		Variable			Variable			Variable
		payments			payments			payments
	Equity	outstanding for	Put option	Equity	outstanding for	Put option	Equity	outstanding for	Put option
	investments	acquisitions	liabilities	investments	acquisitions	liabilities	investments	acquisitions	liabilities

Beginning balance at January 1,	50,679	47,690	992,423	188,518	66,359	882,422	183,054	89,677	934,425
Transfer to level 1	—	—	—	(158,551)	—	—	—	—	—
Increase	2,804	46	646,271	21,137	9,488	112,194	—	17,253	51,388
Decrease	—	(6,499)	(7,026)	—	(22,499)	(18,495)	—	(35,764)	(99,877)
Gain / loss recognized in profit or loss(1)	(13,968)	(3,904)	—	(12,975)	(6,716)	—	22,489	(1,996)	—
Gain / loss recognized in equity	—	—	(180,431)	—	—	(54,019)	—	—	73,993
Foreign currency translation and other changes	3,278	513	17,280	12,550	1,058	70,321	(17,025)	(2,811)	(77,507)
Ending balance at December 31,	42,793	37,846	1,468,517	50,679	47,690	992,423	188,518	66,359	882,422
(1)	Includes realized and unrealized gains / losses.

Derivative financial instruments

Derivative financial risks

The Company is exposed to effects related to foreign exchange fluctuations in connection with its international business activities that are denominated in various currencies. In order to finance its business operations, the Company issues bonds and enters mainly into long-term credit agreements with banks. Due to these financing activities, the Company is exposed to changes to the prevailing interest rates.

In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions (generally investment grade) as authorized by the Company’s General Partner. On a quarterly basis, the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low (as the counterparties are generally investment grade). The Company’s policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (economic hedges). The Company does not use financial instruments for trading purposes. The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

To reduce the credit risk arising from derivatives the Company entered into Master Netting Agreements with banks. Through such agreements, positive and negative fair values of the derivative contracts could be offset against one another if a partner becomes insolvent. This offsetting is valid for transactions where the aggregate amount of obligations owed to and receivable from are not equal. If insolvency occurs, the party which owes the larger amount is obliged to pay the other party the difference between the amounts owed in the form of one net payment.

These master netting agreements do not provide a basis for offsetting the fair values of derivative financial instruments in the statement of financial position as the offsetting criteria under IFRS are not satisfied.

At December 31, 2022 and December 31, 2021, the Company had €16,049 and €3,151 of derivative financial assets subject to netting arrangements and €7,331 and €23,963 of derivative financial liabilities subject to netting arrangements. Offsetting these derivative financial instruments would have resulted in net assets of €12,434 and €736 as well as net liabilities of €3,716 and €21,547 at December 31, 2022 and December 31, 2021, respectively.

The Company calculates benchmarks for individual exposures in order to quantify interest and foreign exchange risks. The benchmarks are derived from achievable and reasonable market rates. Depending on the individual benchmarks, hedging strategies are agreed on and implemented.

Market risk

Foreign exchange risk management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company reports in euro pursuant to Section 315e and Section 244 HGB. Therefore, changes in the rate of exchange between the euro and the local currencies in which the financial statements of the Company’s international operations are maintained, affect its results of operations and financial position as reported in its consolidated financial statements.

Additionally, individual subsidiaries are exposed to transactional risks mainly resulting from intercompany purchases between production sites and other subsidiaries with different functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the invoicing currencies and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts.

The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled €198,709 and €190,707 at December 31, 2022 and December 31, 2021, respectively. At December 31, 2022, the Company had foreign exchange derivatives with maturities of up to 12 months. Earnings of the Company were not materially affected by hedge ineffectiveness in the reporting period since the critical terms of the interest and foreign exchange derivatives matched mainly the critical terms of the underlying exposures.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currencies which do not qualify for hedge accounting but are utilized for economic hedges as defined above. The notional amounts of economic hedges totaled €1,413,955 and €854,528 at December 31, 2022 and December 31, 2021, respectively.

The Company uses a Cash-Flow-at-Risk (CFaR) model in order to estimate and quantify transaction risks from foreign currencies. The basis for the analysis of the currency risks are the foreign currency cash flows that are reasonably expected to arise within the following twelve months, less any hedges. Under the CFaR approach, the potential currency fluctuations of these net exposures are shown as probability distributions based on historical volatilities and correlations using the values of the last 50 exchange rates with an interval of 21 trading days. The calculation is made assuming a confidence level of 95% and a holding period of up to one year. The aggregation of currency risks has risk-mitigating effects due to correlations between the transactions concerned, i.e. the overall portfolio’s risk exposure is generally less than the sum total of the underlying individual risks. Based on a net exposure of €1,214,115, the Company’s CFaR amounts to €36,997 at December 31, 2022, this means with a probability of 95% a potential loss in relation to the forecasted foreign exchange cash flows of the next twelve months will be not higher than €36,997.

The following table shows the average hedging rate and the nominal amount of the foreign exchange forward contracts for the currencies with highest hedging volume at December 31, 2022:

Significant currency pairs
in € THOUS
	Nominal	Average
	amount	hedging rate

EUR/USD	799,235	1.0775
EUR/AUD	221,694	1.5700
EUR/CNY	186,980	7.0425

Interest rate risk management

The Company’s interest rate risks mainly arise from money market and capital market transactions of the group for financing its business activities.

For purposes of analyzing the impact of changes in the relevant reference interest rates on the Company’s results of operations, the Company calculates the portion of financial debt which bears variable interest rate and which has not been hedged by means of interest rate swaps or options against rising interest rates. For this particular part of its liabilities, the Company assumes an increase in the Reference Rates of 0.5% compared to the actual rates as of the balance sheet date. The corresponding additional annual interest expense is then compared to the Company’s net income. This analysis shows that an increase of 0.5% in the relevant Reference Rates would have an effect of less than 1% on the consolidated net income and less than 0.1% on the shareholder’s equity of the Company.

The Company entered into interest rate hedges (pre-hedges) in anticipation of future long-term debt issuance. These pre-hedges are used to hedge interest rate exposures with regard to interest rates which are relevant for the future long-term debt issuance and which could rise until the respective debt is actually issued. These pre-hedges were settled at the issuance date of the corresponding long-term debt with the settlement amount recorded in AOCI amortized to interest expense over the life of the debt. At December 31, 2022 and December 31, 2021, the Company had €6,652 and €7,234, respectively, related to settlements of pre-hedges deferred in AOCI, net of tax.

A fundamental reform of major interest rate benchmarks has been undertaken globally. This included the replacement of certain interbank offered rates (IBORs) with alternative nearly risk-free rates (referred to as IBOR Reform). The Company had exposures to relevant IBORs through its financial instruments, which were affected as part of this market-wide initiative.

The Syndicated Credit Facility had a certain level of London Inter-Bank Offered Rate (LIBOR) exposure due to the possibility of multicurrency drawings in U.S. dollar as well as in euro. The LIBOR was replaced with the Term Secured Overnight Financing Rate. For further information on the Syndicated Credit Facility, see note 14.

Derivative financial instruments valuation

The following table shows the carrying amounts of the Company’s derivatives at December 31, 2022 and December 31, 2021:

Derivative financial instruments valuation
in € THOUS
	2022		2021
	Assets	Liabilities	Assets	Liabilities
Current
Foreign exchange contracts	9,151	(568)	571	(4,419)

Non-current
Foreign exchange contracts	—	—	8	(71)
Derivatives in cash flow hedging relationships	9,151	(568)	579	(4,490)

Current
Foreign exchange contracts	10,627	(6,541)	2,846	(21,428)

Non-current
Foreign exchange contracts	—	(881)	—	—
Derivatives not designated as hedging instruments	10,627	(7,422)	2,846	(21,428)

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company’s own credit risk is incorporated in the fair value estimation of derivatives that are liabilities. Counterparty credit risk adjustments are factored into the valuation of derivatives that are assets. The Company monitors and analyses the credit risk from derivative financial instruments on a regular basis. For the valuation of derivative financial instruments, the credit risk is considered in the fair value of every individual instrument. The default probability is based upon the credit default swap spreads of each counterparty appropriate for the duration. The calculation of the credit risk considered in the valuation is performed by multiplying the default probability appropriate for the duration with the expected discounted cash flows of the derivative financial instrument.

The effect of financial instruments on the consolidated statements of income

The effects of financial instruments recorded in the consolidated statements of income consist of interest income of €56,409 (2021: €52,948), interest expense of €358,995 (2021: €343,807) as well as expected credit losses of €42,470 (2021: €44,374).

In the fiscal year 2022, net losses from foreign currency transactions amount to €32,662 (2021: net losses €9,898).

The following table shows the effect of derivatives in cash flow hedging relationship on the consolidated financial statement:

The effect of derivatives in cash flow hedging relationships on the consolidated financial statements in € THOUS
	Fair value gain	Fair value gain
	(loss) recognized in	(loss) recognized in		Amount	Amount
	AOCI on hedging	AOCI on hedging	Location of	reclassified	reclassified
	instrument (hedge	instrument (cost of	reclassified	from hedge	from cost of
	reserve)	hedging)	amounts from AOCI	reserve	hedging
For the year ended December 31, 2022
Foreign exchange contracts	12,036	(3,379)	Interest income/expense	1,355	—
			thereof:
			Revenue	2,698	40
			Costs of revenue	(2,088)	2,157
			Inventories	(418)	12
Total	12,036	(3,379)		1,547	2,209

For the year ended December 31, 2021
Foreign exchange contracts	(3,585)	126	Interest income/expense	1,206	—
			thereof:
			Revenue	275	773
			Costs of revenue	72	(1,060)
			Inventories	1,013	(2)
Total	(3,585)	126		2,566	(289)

The following table shows the effect of derivatives not designated as hedging instruments on the consolidated financial statements:

The effect of derivatives not designated as hedging instruments on the consolidated financial statements in € THOUS
		Amount of (gain) loss recognized in
		income on derivatives
	Location of (gain) loss recognized in	for the year ended, December 31
	income on derivatives	2022	2021

Foreign exchange contracts	Selling, general and administrative expenses	8,914	(49,214)
Foreign exchange contracts	Interest income/expense	12,997	1,477
Derivatives not designated as hedging instruments		21,911	(47,737)

Credit risk

The Company is exposed to potential losses in the event of non-performance by counterparties. With respect to derivative financial instruments it is not expected that any counterparty will fail to meet its obligations as the counterparties are highly rated financial institutions (generally investment grade). The maximum credit exposure of derivatives is represented by the fair value of those contracts with a positive fair value at the balance sheet date. The maximum credit exposure of all derivatives amounted to €19,778 at December 31, 2022 (2021: €3,425). The maximum credit risk resulting from the use of non-derivative financial instruments is defined as the total amount of all financial assets. In order to control this credit risk, the Company’s management carries out an aging analysis of trade accounts and other receivables from unrelated parties. For details on the aging analysis and on expected credit losses, please see note 7.

Liquidity risk

The liquidity risk is defined as the risk that a company is potentially unable to meet its financial obligations. The Management of the Company manages the liquidity of the group by means of effective working capital and cash management as well as an anticipatory evaluation of refinancing alternatives. The Company’s management believes that existing credit facilities, net cash provided by operating activities and additional short-term debt are sufficient to meet the Company’s foreseeable demand for liquidity (see note 13).

The following table shows the future undiscounted contractual cash flows (including interest) resulting from recognized financial liabilities and derivative financial instruments recorded in the consolidated balance sheets:

Payments agreed by contracts
in € THOUS
	Payments due by period of
	Less than 1 year	1 - 3 years	3 - 5 years	Over 5 years
2022
Non-Derivatives
Accounts payable to unrelated parties	813,255	426	—	—
Accounts payable to related parties	118,083	—	—	—
Other current financial liabilities	1,107,401	—	—	—
Short-term debt (1)	669,013	—	—	—
Bonds	806,805	1,167,570	2,882,965	3,557,066
Accounts receivable facility (2)	4,190	96,351	—	—
Other long-term debt	44,783	87,082	47,705	202,568
Lease liabilities (1)	815,613	1,479,359	1,164,048	1,922,861
Variable payments outstanding for acquisitions	4,794	30,140	—	6,149
Put option liabilities	667,371	692,707	110,942	54,200
Letters of credit	11,750	—	—	—
	5,063,058	3,553,635	4,205,660	5,742,844

Derivatives
Derivative financial instruments - in cash flow hedging relationships
(Inflow)	(10,573)	—	—	—
Outflow	11,136	—	—	—
	563	—	—	—

Derivative financial instruments - not designated as hedging instrument
(Inflow)	(359,346)	(36,590)	—	—
Outflow	369,229	34,836	—	—
	9,883	(1,754)	—	—

Total	5,073,504	3,551,881	4,205,660	5,742,844

2021
Non-Derivatives
Accounts payable to unrelated parties	736,069	68	—	—
Accounts payable to related parties	121,457	—	—	—
Other current financial liabilities	965,595	—	—	—
Short-term debt (1)	1,255,853	—	—	—
Bonds	759,946	1,249,033	2,553,673	3,563,460
Accounts receivable facility	—	—	—	—
Other long-term debt	49,959	103,315	38,991	51,466
Lease liabilities (1)	796,927	1,463,953	1,127,660	2,076,056
Variable payments outstanding for acquisitions	9,721	2,936	22,526	15,322
Put option liabilities	678,705	219,554	151,462	67,744
Letters of credit	11,065	—	—	—
	5,385,297	3,038,859	3,894,312	5,774,048

Derivatives
Derivative financial instruments - in cash flow hedging relationships
(Inflow)	(141,935)	(2,300)	—	—
Outflow	146,810	2,409	—	—
	4,875	109	—	—

Derivative financial instruments - not designated as hedging instrument
(Inflow)	(611,024)	—	—	—
Outflow	638,609	—	—	—
	27,585	—	—	—

Total	5,417,757	3,038,968	3,894,312	5,774,048
(1)	Includes amounts from related parties.
(2)	Future interest payments for financial liabilities with variable interest rates were calculated using the latest interest rates fixed prior to December 31, 2022.